MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and
Shares Security Description Value
Common Stock - 97.7%
Consumer Discretionary - 14.8%
5,000 Cracker Barrel Old Country Store,
Inc. $ 229,150
7,500 eBay, Inc. 417,075
47,500 El Pollo Loco Holdings, Inc.
(a)
572,850
20,000 Garrett Motion, Inc.
(a)
175,200
17,500 H&R Block, Inc. 1,013,950
2,500 Hasbro, Inc. 161,150
3,000 Johnson Outdoors, Inc., Class A 127,200
3,000 Mohawk Industries, Inc.
(a)
483,210
4,500 Tapestry, Inc. 180,405
10,000 Williams-Sonoma, Inc. 1,546,800
4,906,990
Consumer Staples - 15.5%
10,350 Alico, Inc. 304,807
10,000 Archer-Daniels-Midland Co. 620,100
10,500 General Mills, Inc. 704,970
17,500 Kenvue, Inc. 323,575
4,500 Kimberly-Clark Corp. 607,725
5,000 Kirin Holdings Co., Ltd., ADR 69,800
10,000 Lamb Weston Holdings, Inc. 600,200
1,500 McCormick & Co., Inc., Non-
Voting Shares 115,515
3,000 Target Corp. 451,230
500 The Hershey Co. 98,740
2,750 The Procter & Gamble Co. 442,090
5,000 Tootsie Roll Industries, Inc. 154,200
2,500 United-Guardian, Inc. 27,900
35,000 WK Kellogg Co. 616,000
5,136,852
Energy - 4.2%
10,500 ONEOK, Inc. 874,965
3,500 Phillips 66 509,180
1,384,145
Financials - 6.7%
12,000 Equitable Holdings, Inc. 523,320
14,500 MetLife, Inc. 1,114,325
17,500 Old Republic International Corp. 605,850
2,243,495
Health Care - 16.2%
3,000 Abbott Laboratories 317,820
21,250 Baxter International, Inc. 761,175
10,000 Bristol-Myers Squibb Co. 475,600
13,000 Hologic, Inc.
(a)
1,060,930
9,000 Merck & Co., Inc. 1,018,170
10,250 Revvity, Inc. 1,287,502
4,000 Zimmer Biomet Holdings, Inc. 445,400
5,366,597
Industrials - 23.0%
4,000 Curtiss-Wright Corp. 1,178,800
8,250 Emerson Electric Co. 966,157
5,000 Fortune Brands Innovations, Inc. 404,050
2,500 Hubbell, Inc. 989,125
8,750 Lindsay Corp. 1,102,413
10,053 MillerKnoll, Inc. 311,844
4,250 Rockwell Automation, Inc. 1,184,263
10,500 The Gorman-Rupp Co. 433,755
6,500 Westinghouse Air Brake
Technologies Corp. 1,047,475
7,617,882
Shares Security Description Value
Information Technology - 14.5%
7,500 Cognizant Technology Solutions
Corp., Class A $ 567,600
10,000 Coherent Corp.
(a)
696,800
12,500 Corning, Inc. 500,125
3,500 F5, Inc.
(a)
712,740
12,500 Intel Corp. 384,250
13,250 Kulicke & Soffa Industries, Inc. 625,003
30,000 NetScout Systems, Inc.
(a)
610,500
3,500 Texas Instruments, Inc. 713,335
4,810,353
Materials - 1.9%
1,000 Air Products and Chemicals, Inc. 263,850
3,000 PPG Industries, Inc. 380,940
644,790
Utilities - 0.9%
3,500 WEC Energy Group, Inc. 301,210
Total Common Stock (Cost $23,663,618) 32,412,314
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.5%
U.S. Treasury Securities - 0.5%
$ 150,000 U.S. Treasury
Bill
(b)
(Cost
$149,854) 5.28% 08/08/24 149,847
Shares Security Description Value
Money Market Fund - 1.8%
592,211 First American
Treasury Obligations
Fund, Class X, 5.20%
(c)
(Cost $592,211) 592,211
Investments, at value - 100.0% (Cost $24,405,683) $ 33,154,372
Other Assets & Liabilities, Net - 0.0% 9,787
Net Assets - 100.0% $ 33,164,159
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31,
2024.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
2
generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. The Level 2 value displayed in this table are U.S. Treasury
Securities. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 33,004,525
Level 2 - Other Significant Observable Inputs 149,847
Level 3 - Significant Unobservable Inputs –
Total $ 33,154,372